FORM 24F-2
                        Annual Notice of Securities Sold
                             Pusuant to Rule 24f-2
________________________________________________________________________________


1.   Names and address of issuer:

     EVERGREEN TRUST
     2500 Westchester Avenue
     Purchase, New York 10577


2.   Name  of each series or class of funds for which this notice is filed:

     EVERGREEN FUND
     EVERGREEN AGGRESSIVE GROWTH

3.   Investment Company Act File Number:     811-2193

     Securities Act File Number:             2-40357



4.   Last day of fiscal year for which this notice is filed:

     September 30, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:


                                                                 [ ]


6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):
                                            N/A



7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     Evergreen Fund                       31,302,749        $ 509,295, 726
     Evergreen Aggressive Growth Fund           -0-                    -0-
                                          -----------       --------------
                                          31,302,749 Shares $ 509,295,726

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                         NONE


9.   Number and aggregate sale price of securities sold during the fiscal year:

     Evergreen Fund                       106,004,152         $ 1,724,738,406
     Evergreen Aggressive Growth Fund       3,929,816              74,062,731
                                          ---------------        -------------
                                          109,933,968 Shares  $ 1,798,801,137

10. Number and aggregate sale price of securities [*35] sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

     Evergreen Fund                        82,131,784         $ 1,336,334,973
     Evergreen Aggressive Growth Fund       3,929,816              74,062,731
                                          ---------------        -------------
                                           86,061,600 Shares  $ 1,410,397,704

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
     (see Instruction B.7):

     Evergreen Fund                       1,733,888             $ 27,083,002
     Evergreen Aggressive Growth Fund       143,727                2,476,706
                                          ---------------        -------------
                                          1,877,615  Shares     $ 29,559,708

12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):

     Evergreen Fund                       82,131,784          $ 1,336,334,973
     Evergreen Aggressive Growth Fund      3,929,816               74,062,731
                                         ---------------        -------------
                                          86,061,600 Shares    $ 1,410,397,704


     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):


     Evergreen Fund                      1,733,888             $ 27,083,002
     Evergreen Aggressive Growth Fund      143,727                2,476,706
                                         ---------------        -------------
                                         1,877,615  Shares     $ 29,559,708


    (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):

     Evergreen Fund                       86,561,508         $ 1,411,176,443
     Evergreen Aggressive Growth Fund      1,546,870              28,780,969
                                        ---------------        -------------
                                          88,108,378 Shares  $ 1,439,957,412


     (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2
          (if applicable):

          Evergreen Fund                          N/A
          Evergreen Aggressive Growth Fund


     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
          (iii), plus line (iv) (if applicable):  ($)

       Evergreen Fund                         ($47,758,468)
       Evergreen Aggressive Growth Fund        $47,758,468
                                               -------------
                                              $    -0-

     (vi) Multiplier prescibed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6): /3300

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]: $ 0


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a). [x]



     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

     November 27, 1996

     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) *    John J. Pileggi
                                   President & Treasurer

                                   /s/ John J. Pileggi
                                   ---------------------


     Date:                        November 27, 1996